Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Selling and marketing	$ 30,502	$ 34,593	$ 43,166
Research and development	32,392	42,697	54,716
General and administrative	46,803	48,764	38,021
Total operating expenses	109,697	172,918	135,903
Other income (expenses)	(6,884)	(1,352)	979
Exchange gain (loss) on offshore bank accounts	(174)	(2,277)	1,476
Interest income	2,190	12,569	12,769
Realized gain on short-term investments	$ (98,112)	$ 139,265	56,022
Impairment of short-term investments			$ (2,098)
Gain (loss) on disposal of equity method investments		$ 56,993
Gain on deconsolidation of the subsidiaries		489	$ 132,665
Net income (loss)	$ (221,657)	60,078	63,641
Other comprehensive income (loss), net of tax:
Foreign currency translation	(7,777)	(5,039)	4,805
Net unrealized gain on available-for-sale investments, net of tax of $nil for the years ended December 31, 2012, 2013 and 2014, respectively	40,695	13,223	183,932
Transfer to statements of operations of realized gain on available-for-sale securities, net of tax of $nil for the years ended December 31, 2012, 2013 and 2014, respectively	$ (3,568)	$ (175,191)	(55,768)
Transfer to statements of operations as a result of other-than-temporary impairment of short-term investments, net of tax of $nil			2,098
Other comprehensive income (loss)	$ 29,350	$ (167,007)	135,067
Comprehensive income (loss) attributable to Renren Inc.	(190,778)	(106,547)	198,800
Parent Company [Member]
STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Selling and marketing	243	625	398
Research and development	780	1,342	697
General and administrative	28,811	24,964	14,820
Total operating expenses	29,834	26,931	15,915
Other income (expenses)	(528)	332	574
Exchange gain (loss) on offshore bank accounts	(376)	(2,314)	1,386
Interest income	(339)	7,059	12,508
Realized gain on short-term investments	$ 4,102	$ 167,225	56,727
Impairment of short-term investments			(2,098)
Earnings (loss) in equity method investments	$ (3,516)	$ 4,835	$ 23,070
Gain (loss) on disposal of equity method investments	$ (534)	$ 60,116
Gain on deconsolidation of the subsidiaries			$ 132,821
Equity in loss of subsidiaries and variable interest entities	$ (189,103)	$ (149,862)	(145,340)
Net income (loss)	(220,128)	60,460	63,733
Other comprehensive income (loss), net of tax:
Foreign currency translation	(7,777)	(5,039)	4,805
Net unrealized gain on available-for-sale investments, net of tax of $nil for the years ended December 31, 2012, 2013 and 2014, respectively	40,695	13,223	183,932
Transfer to statements of operations of realized gain on available-for-sale securities, net of tax of $nil for the years ended December 31, 2012, 2013 and 2014, respectively	$ (3,568)	$ (175,191)	(55,768)
Transfer to statements of operations as a result of other-than-temporary impairment of short-term investments, net of tax of $nil			2,098
Other comprehensive income (loss)	$ 29,350	$ (167,007)	135,067
Comprehensive income (loss) attributable to Renren Inc.	$ (190,778)	$ (106,547)	$ 198,800